Organization And Summary Of Significant Accounting Policies (Annual Rates Of Depreciation Of Fixed Assets) (Details)	12 Months Ended
Dec. 31, 2012
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets depreciation, Annual percentage rate	15.00%
Minimum [Member] | Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets depreciation, Annual percentage rate	5.00%
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets depreciation, Annual percentage rate	6.00%
Minimum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets depreciation, Annual percentage rate	6.00%
Maximum [Member] | Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets depreciation, Annual percentage rate	33.00%
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets depreciation, Annual percentage rate	14.00%
Maximum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets depreciation, Annual percentage rate	33.00%